DESCRIPTION OF BUSINESS AND ORGANIZATION (Tables)	12 Months Ended
Dec. 31, 2012
DESCRIPTION OF BUSINESS AND ORGANIZATION [Abstract]
Schedule of subsidiaries

Percentage of
	Place and date of	ownership
Subsidiaries' names	incorporation	by the Company	Principal activities

Wealth Rainbow Development Limited "Wealth Rainbow"	Hong Kong, People's Republic of China ("PRC") March 1, 2007	100%	Intermediate holding company

Henan Green Complex Materials Co., Ltd. "Henan Green"	PRC December 31, 2000	100% (through Wealth Rainbow)	Operating entity